14. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 14- Related Party Transactions

Conflicts of Interests

Athena Silver Corporation (“Athena”) is a company under common control. Mr. Power is also a director and CEO of Athena. Mr. Gibbs is a significant investor in both Magellan and Athena. Magellan and Athena are both exploration stage companies involved in the business of acquisition and exploration of mineral resources.

Silver Saddle Resources, LLC is also a company under common control. Mr. Power and Mr. Gibbs are significant investors and managing members of Silver Saddle. Magellan and Silver Saddle are both exploration stage companies involved in the business of acquisition and exploration of mineral resources.

The existence of common ownership and common management could result in significantly different operating results or financial position from those that could have resulted had Magellan, Athena and Silver Saddle been autonomous.

Management Fees

The Company previously maintained a month-to-month management agreement with Mr. Power requiring a monthly payment, in advance, of $2,500 as consideration for his services as CFO to Magellan. Effective August 31, 2017, Mr. Power resigned as CFO and Secretary of the Company and was replaced by Michael P. Martinez on September 18, 2017 to serve as CFO, Secretary and Treasurer. Mr. Power continues to serve as a member of the Board of Directors.

Management fees to Mr. Power for the three months ended September 30, 2018 and 2017, are $-0- and $7,500, respectively. Management fees to Mr. Power for the nine months ended September 30, 2018 and 2017, are $-0- and $15,000, respectively. These fees are included in general and administrative expenses in our statement of operations. At September 30, 2018 and December 31, 2017, $27,500 of the fees had not been paid and are included in accrued liabilities on the accompanying consolidated balance sheets.

Accrued Interest - Related Parties

Accrued interest due to related parties is included in our consolidated balance sheets as follows:

	September 30, 2018	December 31, 2017
Accrued interest payable - Mr. Gibbs	$299,811	$221,103
Accrued interest payable - Mr. Power	58,281	16,562
Accrued interest payable - Dr. Carson	3,042	986

	$361,134	$238,651

During the nine months ended September 30, 2018, we paid a total of $12,357 to Mr. Power representing unpaid accrued interest on notes payable. During the year ended December 31, 2017, we paid a total of $382 to Mr. Power representing unpaid accrued interest on notes payable.

Advances Payable – Related Party

We borrowed and repaid non-interest bearing advances from/to related parties as follows:

	Nine Months Ended September 30, 2018
	Advances	Repayments/Conversion
Mr. Power	$116,185	$71,037
Mr. Carson	–	8,100
Totals	$116,185	$79,137

	Year Ended December 31, 2017
	Advances	Repayments
Mr. Power	$26,050	$26,050
Mr. Carson	8,100	–
Totals	$34,150	$26,050

At September 30, 2018 and December 31, 2017  a total of $45,148 and $8,100 of short-term advances from related parties were outstanding and are included in advances payable, related party on the accompanying consolidated balance sheets.

In addition to the above, during the year ended December 31, 2017, Mr. Power loaned the Company $25,000 in a short term note that was subsequently transferred into the Series 2017 Notes.

Note 14 – Related Party Transactions

Conflicts of Interests

Athena Silver Corporation (“Athena”) is a company under common control. Mr. Power is also a director and CEO of Athena. Mr. Gibbs is a significant investor in both Magellan and Athena. Magellan and Athena are both exploration stage companies involved in the business of acquisition and exploration of mineral resources.

Silver Saddle Resources, LLC is also a company under common control. Mr. Power and Mr. Gibbs are significant investors and managing members of Silver Saddle. Magellan and Silver Saddle are both exploration stage companies involved in the business of acquisition and exploration of mineral resources.

The existence of common ownership and common management could result in significantly different operating results or financial position from those that could have resulted had Magellan, Athena and Silver Saddle been autonomous.

Management Fees

The Company maintained a month-to-month management agreement with Mr. Power requiring a monthly payment, in advance, of $2,500 as consideration for his services as CFO to Magellan. Effective August 31, 2017, Mr. Power resigned as CFO and Secretary of the Company and was replaced by Michael P. Martinez on September 18, 2017 to serve as CFO, Secretary and Treasurer. Mr. Power continues to serve as a member of the Board of Directors.

Management fees to Mr Power for year ended December 31, 2017, are $20,000. For the year ended December 31, 2016, management fees to Mr. Power were $30,000. These fees are included in general and administrative expenses in our statement of operations.  At December 31, 2017 and December 31, 2016, $27,500 and $10,000, respectively, of the fees had not been paid and are included in accrued liabilities on the accompanying consolidated balance sheets.

Accrued Interest - Related Parties

Accrued interest due to related parties is included in our consolidated balance sheets as follows:

	December 31, 2017	December 31, 2016
Accrued interest payable – Mr. Gibbs	$221,103	$157,707
Accrued interest payable – Mr. Power	16,562	3,932
Accrued interest payable – Dr. Carson	986	–
Accrued interest payable – Mr. Neuman	934	–

	$239,585	$161,639

During the year ended December 31, 2017, we paid a total of $382 to Mr. Power representing unpaid accrued interest on a note payable. During the year ended December 31, 2016, we paid a total of $2,500 to Mr. Power representing unpaid accrued interest on notes payable.

Advances Payable – Related Party

We borrowed and repaid non-interest bearing advances from/to related parties as follows:

	Year Ended December 31, 2017
	Advances	Repayments (including transfers)
Mr. Power	$26,050	$26,050
Mr. Carson	8,100	–
Totals	$34,150	$26,050

	Year Ended December 31, 2016
	Advances	Repayments
Mr. Power	$16,200	$16,200

At December 31, 2017 a total of $8,100 of short-term advances from related parties were outstanding and are included in advances payable, related party on the accompanying consolidated balance sheet. No related party advances were outstanding at December 31, 2016.

In addition to the above, during the year ended December 31, 2017, Mr. Power loaned the Company $25,000 in a short term note that was subsequently transferred into the Series 2017 Notes. Mr. Power also transferred an additional $53,000 of short-term advances made to the Company in 2017 into the Series 2017 Notes. See additional details in Note 8 – Notes Payable – Related Parties.

The Company also utilizes a credit card owned by Mr. Power to pay travel and other obligations when the availability of cash is limited or the timing of the payments is considered critical. No amounts were outstanding on this credit card at either December 31, 2017 or December 31, 2016.